Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 10, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2024
Prospectus Date	rr_ProspectusDate	Jan. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Summary Prospectus and Prospectus each dated January 28, 2023, as supplemented
American Customer Satisfaction ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The second paragraph under the section “Principal Investment Strategy - American Customer Satisfaction Investable Index” on page 1 of each of the Summary Prospectus and the Prospectus is hereby replaced with the following:

Construction of the Index begins with over 400 ACSI Companies across 46 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose market capitalization is less than $1 billion, or for which the Customer Satisfaction Data is statistically insignificant. The Index is comprised of ACSI Companies in the 25 industries (as classified by the Customer Satisfaction Data) with the highest customer retention. Generally, the company(ies) with the highest ACSI Score (described below) in each such industry will be included in the Index (the “Index Companies”). One to three ACSI Companies from each industry are included in the Index based on the number of ACSI Companies in a given industry. The Index will generally be comprised of 25 to 35 companies at the time of each rebalance of the Index.

American Customer Satisfaction ETF | American Customer Satisfaction ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACSI